Shareholder Report, Line Graph (Details) 74200165900_Putnam International Value Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 20,569	$ 16,804	$ 15,284	$ 12,589	$ 14,593	$ 10,668	$ 11,703	$ 12,439	$ 12,010	$ 10,000	$ 24,450
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	20,182	17,144	15,359	13,626	16,910	12,460	13,088	12,922	12,045	10,000	$ 25,764
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Value Index-NR
Accumulated Value	$ 21,281	$ 17,128	$ 15,058	$ 12,827	$ 14,567	$ 10,911	$ 12,759	$ 13,032	$ 12,501	$ 10,000	$ 27,016